Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Cash Flows
Net loss for the year	SFr (10,556,227)	SFr (20,804,213)	SFr (15,351,914)
Adjustments for:
Depreciation	305,952	323,144	347,613
Lease modifications related to right-of-use assets	(318)		(127)
Value of share-based services	1,794,467	3,682,073	1,178,344
Post-employment benefits	(62,643)	(11,393)	(150,464)
Finance cost/(income) net	312,602	215,527	(132,050)
Decrease in other financial assets	2,317	13,980	47,785
Decrease / (increase) in trade and other receivables	306,514	(252,090)	(96,412)
Decrease / (increase) in contract asset	140,534	(21,805)	(159,636)
Decrease / (increase) in prepayments	53,386	844,980	(616,992)
(Decrease) / increase in payables and accruals	(613,205)	(427,388)	883,837
Decrease in contract liability			(733,668)
(Decrease) / increase in deferred income	324,210		(86,481)
Services paid in shares			164,980
Net cash used in operating activities	(7,992,411)	(16,437,185)	(14,705,185)
Cash flows from investing activities
Purchase of property, plant and equipment	(6,842)	(581)	(31,549)
Proceeds from decrease in non-current financial assets		3,553	1,236
Net cash from/(used in) investing activities	(6,842)	2,972	(30,313)
Cash flows from financing activities
Proceeds from capital increase			10,161,746
Costs / deferred costs paid on issue of shares			(1,698,782)
Proceeds from sale of treasury shares-shelf registration	1,159,759	1,224,893	3,763,284
Costs paid on sale of treasury shares-shelf registration	(39,103)	(304,009)	(389,857)
Proceeds from sale of pre-funded warrants	3,382,259	2,841,270	5,470,141
Costs paid on sale of pre-funded warrants	(141,822)	(576,117)	(569,228)
Proceeds from the exercise of pre-funded warrants	35,981	25,241
Costs paid on exercise of pre-funded warrants	(21,247)
Sales under sale agency agreement & liquidity agreement movements	1,190,753	450,973	33,159
Costs paid on sale of treasury shares under sale agency agreement	(8,948)	(3,487)	(332)
Cost paid on issue of treasury shares	(53,600)	(248,354)
Principal element of lease payment	(281,793)	(288,076)	(309,617)
Interest received	63,964	29,251	5,322
Interest paid	(21,607)	(48,897)	(63,012)
Net cash from financing activities	5,264,596	3,102,688	16,402,824
Increase/(decrease) in cash and cash equivalents	(2,734,657)	(13,331,525)	1,667,326
Cash and cash equivalents at beginning of the year	6,957,086	20,484,836	18,695,040
Exchange difference on cash and cash equivalents	(356,948)	(196,225)	122,470
Cash and cash equivalents at end of the year	SFr 3,865,481	SFr 6,957,086	SFr 20,484,836